UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:             811-06342

 EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:  Aberdeen Global Income
                                                    Fund, Inc.


 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:         800 Scudders Mill Road
                                                 Plainsboro, NJ 08536

 NAME AND ADDRESS OF AGENT FOR SERVICE:          Mr. Bev Hendry
                                                 Aberdeen Asset Management Inc.
                                                 300 SE 2nd Street, Suite 820
                                                 Fort Lauderdale, FL 33301

 REGISTRANT'S TELEPHONE NUMBER:                  866-839-5233

 DATE OF FISCAL YEAR END:                        10/31

 DATE OF REPORTING PERIOD:                       07/01/2004 - 06/30/2005


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Aberdeen Global Income Fund, Inc.
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Aberdeen Global Income Fund, Inc.
By (Signature)       /s/ Martin Gilbert
Name                 Martin Gilbert
Title                President
Date                 08/12/2005